FAIR VALUE MEASUREMENTS - Fair Value of Warrant Liability Classified as Level 3 Liabilities (Details) - Level 3 - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Oct. 31, 2019	Apr. 30, 2019	Jan. 31, 2019	Jan. 31, 2018
Fair Value of Warrant Liability Classified as Level 3 Liabilities
Beginning balance		$ 11	$ 39	$ 403
Change in fair value of warrants	$ (2)	(9)	(28)	(364)
Ending balance		$ 2	$ 11	$ 39